Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
DIGERATI TECHNOLOGIES, INC [Member]
Intangible Assets (Details) [Line Items]
Total amortization expense	$ 756,837	$ 433,785	$ 2,448,274	$ 1,396,214